Note 18 - Other Charges (Detail) - Other charges (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Acquisition-related costs	$ 1,405	$ 1,599	$ 1,545
Write-off of redundant assets			417
	2,364	2,131	3,995
Fiscal 2013 Restructuring Plan [Member]
Restructuring charges	755
Fiscal 2012 Restructuring Plan [Member]
Restructuring charges	117	353
Restructuring Related To Fiscal 2012 Acquisitions [Member]
Restructuring charges		60
Fiscal 2011 Restructuring Plan [Member]
Restructuring charges		97	866
Restructuring Related To Fiscal 2011 Acquisitions [Member]
Restructuring charges		22	1,011
Fiscal 2010 Restructuring Plan [Member]
Restructuring charges	$ 87		$ 156